Employee Benefit Plan, Description of Plan (Details)	12 Months Ended
Dec. 31, 2025
EBP 401
EBP, Description of Plan [Line Items]
EBP, Description of Plan

1	Description of the Plan
The following description of the Trane 401(k) and Thrift Plan (the “Plan”) provides only general information. More complete descriptions are found in the governing Plan documents and the summary plan descriptions.
History
The Plan is sponsored by Trane U.S. Inc., a U.S. subsidiary of Trane Technologies plc (Trane Technologies plc and Trane U.S. Inc. are collectively referred to as the "Company"). The Company established the Plan effective August 15, 1983 and the Plan was last amended and restated effective January 1, 2025.
General
The Plan is a defined contribution plan with a 401(k) feature generally covering eligible employees under certain collective bargaining agreements, as defined in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
Fidelity Management Trust Company is the trustee and Fidelity Workplace Services LLC is the recordkeeper of the Plan (collectively “Fidelity”). The Plan’s assets are part of the Trane Technologies Employee Savings Plan Master Trust ("Master Trust").
The Benefits Administration Committee of Trane Technologies Company LLC (the “Committee”) administers the Plan and is responsible for carrying out the provisions thereof on behalf of the Company. The Benefits Design Committee of Trane Technologies plc approves recommended design changes to the Plan. The Plan requires that Trane Technologies stock be an investment option under the Plan. The other investment options available under the Plan from time to time are selected by the Benefits Investment Committee of Trane Technologies plc (the "BIC"). The BIC monitors the investment options offered in the Plan other than those offered through the self-directed brokerage window. Participants direct investments among the Plan's investment options. The Plan is intended to meet the requirements and regulations of ERISA Section 404(c).
Contributions
For certain bargaining unit employees who are eligible to participate in the Plan, there is automatic enrollment whereby a new employee is automatically enrolled in the Plan with a 3% pre-tax contribution on eligible compensation, as defined, and such contribution is invested in a default investment option selected by the BIC. The current default investment is the applicable target retirement date fund corresponding to the employee's target retirement date based on date of birth. The employee has 35 days to opt out of auto-enrollment or to change their initial contribution percentage and investment election. Payroll deductions, consequently, do not begin until such period has expired. Participants may elect to contribute up to 50% (in whole percentages) of their eligible compensation, as defined by the Plan, and subject to limits under the U.S. Internal Revenue Code of 1986, as amended (the “IRC”). Effective January 1, 2024, participants may make Roth contributions and Roth in-plan conversions. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may change their contribution amounts in accordance with administrative procedures established by the Committee. Participants are also allowed to rollover Plan amounts from certain other tax-qualified plans to the Plan.
The Company may make matching or non-matching contributions subject to the terms of the applicable collective bargaining agreements. The Company makes matching contributions to the Plan equal to 100% of the first 2% and 50% of the next 1% of the contributions made by participating employees, up to a maximum employer contribution of 2.5% of the participants’ eligible compensation, as defined. Participants are also entitled to a non-matching company contribution of 2.5% of the participant's eligible compensation, as defined. All employer contributions will be made in cash and invested in the same manner as the participant contributions. If a participant does not have an investment election on file, Company contributions are invested in the Plan's default investment fund which is the target date retirement fund corresponding to the participant's anticipated retirement date based on date of birth.
Participants may change their contribution amounts at any time by contacting Fidelity. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan’s assets are held in the Master Trust, together with assets from other participating defined contribution plans sponsored by the Company or its affiliates and intended to qualify under IRC Section 401(a).
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s matching contributions or non-matching contributions (if applicable), and (b) Plan earnings (losses) net of investment management fees.
Each participant’s account is charged with participant withdrawals and disbursements and applicable administrative expenses. Allocations are based on participant contributions, earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are vested immediately in their elective contributions plus actual earnings thereon. Vesting in the Company’s contribution (whether matching or non-matching) portion of their accounts (if applicable) varies based on the specific collective bargaining agreements. All participants are 100% vested after 3 years of service as defined by the Plan. All Company contributions, not otherwise vested, become 100% vested upon the participant’s death or disability (while employed).
Notes Receivable from Participants
Subject to certain limitations, participants may borrow up to 50% of their account balance (excluding the balances attributable to Company contributions), but no more than $50,000 at any one time. The two types of loans available are general purpose loans and home purchase loans (of a principal residence). There is no minimum loan repayment period. The maximum repayment period is five years for a general purpose loan and thirty years for a home purchase loan. The interest rate will be equal to the prime interest rate plus 1.0% (rounded to the nearest 0.25%) in effect on the first day of the month in which the loan application is received. As of December 31, 2025, outstanding loans bore interest rates ranging from 3.25% to 9.50%. Principal and interest are paid ratably through payroll deductions.
Forfeited Accounts
At December 31, 2025 and 2024, forfeited non-vested amounts were $342,367 and $151,108, respectively. Forfeited non-vested amounts may be used to reduce future employer contributions. In 2025 and 2024, employer contributions were reduced by $1,258,318 and $775,723 respectively, from forfeited non-vested accounts.
Participant Withdrawals and Distributions
On termination of employment, Plan distributions may be in the form of lump sum or fixed installments. In the case of an employee's termination because of death, the entire account balance is paid to the designated beneficiary under the Plan or, if none is designated, then pursuant to the terms of the Plan. In case of termination because of any reasons other than death, the participant is entitled to the vested balance. The participant may, under certain conditions, take certain in-service withdrawals from the Plan while employed, subject to certain limitations as to purpose and source of the funds.
Subsequent Event
The Plan has evaluated subsequent events through June 22, 2026, the date the financial statements were issued.

The Plan was amended and restated effective January 1, 2026 to provide for catch-up contributions for certain plan particpants to be made on a Roth basis.